Label		Element	Value
MARKET VECTORS GLOBAL SPIN-OFF ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	MARKET VECTORS GLOBAL SPIN-OFF ETF
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock

Market Vectors Global Spin-Off ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Horizon Kinetics Global Spin-Off Index (the “Index”).

Expense [Heading]		rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of securities of companies that have been spun-off from a parent company and are domiciled and listed in the U.S. or developed markets of Western Europe and Asia. To be considered a spin-off company, the initial distribution of a component security must have been distributed to shareholders of the parent company without any action having to be taken by the parent company shareholders. Additionally, the parent company must have distributed at least 80% of the component security to shareholders of the parent company, and shares of the component security must not have been publicly traded prior to the distribution. Such companies may include small- and medium capitalization companies, foreign issuers and real estate investment trusts (“REITs”). As of March 31, 2015, the Index included 87 securities of companies with a market capitalization range of approximately $493 million to $93 billion and a weighted average market capitalization of $5.8 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of March 31, 2015, the Index was concentrated in the consumer discretionary, financial services and industrials sectors.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of March 31, 2015, the Index was concentrated in the consumer discretionary, financial services and industrials sectors.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Risk of Investing in Spun-Off Companies.  Companies may be spun-off from a parent company for any number of reasons, including that they possess one or several unattractive characteristics in the view of the parent company, such as low growth prospects, high capital requirements or an unfavorable capitalization structure.  Investments in spun-off companies are subject to the risk that any of these characteristics will adversely affect the value of investments in the spun-off companies. There can be no assurance that a spun-off company will be financially independent or profitable, especially where the company represented a non-core or non-competitive business line of the parent company at the time of the spin-off. The Fund may invest in spun-off companies that have operated for less than three years (“unseasoned companies”). Investments in unseasoned companies are more speculative and entail greater risk than investments in companies with a more established operating record because, among other things, unseasoned companies tend to have a greater degree of change in earnings and business prospects, high levels of debt and limited products lines, markets and financial or managerial resources. The securities of unseasoned companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  Certain spun-off companies with significant operating history may nonetheless share some of the characteristics of unseasoned companies.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund may be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Special Risk Considerations of Investing in European Issuers. The Fund may invest in securities issued by European issuers and, accordingly, may be subject to the risk of investing in such issuers. Investment in securities of issuers in Europe involves risks and special considerations not typically associated with investment in the U.S. securities markets. The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and on major trading partners outside Europe. The European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

Special Risk Considerations of Investing in Asian Issuers. The Fund may invest in securities issued by Asian issuers and, accordingly, may be subject to the risk of investing in such issuers. Investment in securities of issuers in Asia involves risks and special considerations not typically associated with investment in the U.S. securities markets. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments.

Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Risk of Investing in REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

Risk of Investing in the Consumer Discretionary Sector. To the extent that the Index continues to be concentrated in the consumer discretionary sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in the Financial Services Sector. To the extent that the Index continues to be concentrated in the financial services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financial services sector perceived as benefitting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions. Recent developments in the credit markets may cause companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Risk of Investing in the Industrials Sector. To the extent that the Index continues to be concentrated in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. Returns on investments in securities of small-capitalization and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. The Fund also bears the costs and risks associated with buying and selling securities while such costs are not factored into the return of the Index. In addition, the Fund may not be able to invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase Index tracking risk. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Index continues to be concentrated in the consumer discretionary, industrials and financial services sectors, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.marketvectorsetfs.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.marketvectorsetfs.com
MARKET VECTORS GLOBAL SPIN-OFF ETF | MARKET VECTORS GLOBAL SPIN-OFF ETF
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fee		rr_ManagementFeesOverAssets	0.50%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.62%
Fee Waivers and Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 191

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund's average daily net assets per year until at least May 1, 2017. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.